Property and Equipment - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Depreciation expense	$ 0	$ 322	$ 322	$ 586
Property, Plant and Equipment, Disposals			2,066
Accumulated Depreciation			$ 2,066